Notes Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Receivable, Net [Abstract]
NOTES RECEIVABLE, NET

NOTE 9 — NOTES RECEIVABLE, NET

On February 24, 2023, the Company entered into a subscription agreement and a convertible loan note instrument (collectively the “Agreements”) with Investment A. Pursuant to the Agreements, the Company agrees to subscribe an aggregate amount of $1,673,525 notes, in batches, which are payable on or before January 31, 2024 and bears a fixed interest rate of 8% per annum. On April 30, 2024, the Company entered into a purchase and sale agreement with an independent third party to sell all its convertible loan notes on Investment A for a purchase price of $412,360. The transaction was completed on April 30, 2024. For the three and nine months ended September 30, 2024, the Company has evaluated the probable losses on notes receivable and made a provision for allowance for expected credit losses of nil and $155,187, respectively.

NOTE 9 — NOTES RECEIVABLE, NET

On February 24, 2023, the Company entered into a subscription agreement and a convertible loan note instrument (collectively the “Agreements”) with Investment A. Pursuant to the Agreements, the Company agrees to subscribe an aggregate amount of $1,673,525 notes, in batches, which are payable on or before January 31, 2024 and bears a fixed interest rate of 8% per annum. The maturity date of the notes receivable is April 30, 2024. As of December 31, 2023, the Company subscribed $589,086 notes.

As of December 31, 2023, the net carrying amount of the notes receivable was $557,003, which including an interest receivable of $34,665.

The following table presents the activity in the allowance for expected credit losses:

As of December 31,
2023
Balance at beginning of year	$—
Allowance for expected credit losses	69,581
Foreign translation adjustment	180
Balance at end of year	$69,761

In accordance with ASC Topic 326, the Company accounts for its allowance for expected credit losses on notes receivable using the CECL model. Periodic changes to the allowance for expected credit losses are recognized in the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2023, the Company has evaluated the probable losses on the notes receivable and made an allowance for expected credit losses of $69,581.